ASSETS HELD FOR SALE (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	Jan. 17, 2025	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Jul. 27, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Plant and Machinery carrying amount		$ 9,866		$ 9,866
Disposal of assets with carrying values				350,000	$ 606,043	$ 596,176
Impairment loss on assets held for sale			$ 5,867	5,866
Plant and machinery, carrying value				0	168,994
Motor vehicles, carrying value				0	$ 350,217
Verde Renewables Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Plant and Machinery carrying amount							$ 606,043
Disposal of assets with carrying values				$ 596,176
Purchase And Sale Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Proceeds from the sale of property	$ 350,000